DWS Multi-Asset Conservative Allocation Fund Investment Objectives and Goals - Class ACS [Member] - DWS Multi-Asset Conservative Allocation Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	DWS Multi-Asset Conservative Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to maximize total return.